14. PROPERTY, PLANT AND EQUIPMENT, NET (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 3,224,883	R$ 3,935,697
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 221,727	239,039
Type of collateral	Financial/Tax
Buildings, Facilities and Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 1,499,808	1,800,115
Type of collateral	Financial/Tax
Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 1,488,889	1,877,369
Type of collateral	Financial/Labor/Tax/Civil
Furniture and Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 14,090	18,624
Type of collateral	Financial/Tax
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 369	R$ 550
Type of collateral	Financial/Tax